Morgan Stanley China A Share Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (98.1%)
Air Freight & Logistics (0.4%)
SF Holding Co. Ltd., Class A	208,800	$1,185

Automobile Components (4.8%)
Fuyao Glass Industry Group Co. Ltd., Class A	973,700	10,052
Ningbo Tuopu Group Co. Ltd., Class A	494,000	5,643
		15,695
Automobiles (0.7%)
BYD Co. Ltd., Class A	156,400	2,412

Banks (9.2%)
Bank of Jiangsu Co. Ltd., Class A	6,284,200	8,857
Bank of Ningbo Co. Ltd., Class A	1,388,937	5,161
China Construction Bank Corp., Class A	4,475,711	5,418
China Merchants Bank Co. Ltd., Class A	1,902,808	10,820
		30,256
Beverages (4.0%)
Eastroc Beverage Group Co. Ltd., Class A	35,500	1,517
Kweichow Moutai Co. Ltd., Class A	47,849	9,724
Tsingtao Brewery Co. Ltd., Class A	206,500	1,915
		13,156
Biotechnology (2.2%)
BeOne Medicines Ltd., Class A (a)	168,839	7,351

Capital Markets (8.9%)
China International Capital Corp. Ltd., Class A	1,663,274	8,651
CITIC Securities Co. Ltd., Class A	2,542,815	10,710
Huatai Securities Co. Ltd., Class A	3,266,300	10,018
		29,379
Chemicals (0.4%)
Wanhua Chemical Group Co. Ltd., Class A	156,700	1,469

Communications Equipment (2.6%)
Zhongji Innolight Co. Ltd., Class A	152,740	8,718

Construction & Engineering (0.4%)
China State Construction Engineering Corp. Ltd., Class A	1,616,640	1,240

Construction Materials (1.1%)
Anhui Conch Cement Co. Ltd., Class A	1,155,700	3,774

Electrical Equipment (8.1%)
Contemporary Amperex Technology Co. Ltd., Class A	324,540	18,406
Dongfang Electric Corp. Ltd., Class A	541,300	1,470
NARI Technology Co. Ltd., Class A	531,433	1,717
Shenzhen Megmeet Electrical Co. Ltd., Class A	77,700	849
Sieyuan Electric Co. Ltd., Class A	63,700	976
Sungrow Power Supply Co. Ltd., Class A	145,031	3,311
		26,729
Electronic Equipment, Instruments & Components (6.0%)
Eoptolink Technology, Inc. Ltd., Class A	92,400	4,779
Foxconn Industrial Internet Co. Ltd., Class A	625,900	5,844
Luxshare Precision Industry Co. Ltd., Class A	540,800	4,940
Victory Giant Technology Huizhou Co. Ltd., Class A	105,400	4,247
		19,810
Food Products (0.8%)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	665,000	2,552

Gas Utilities (0.8%)
ENN Natural Gas Co. Ltd., Class A	1,021,000	2,580

Household Durables (2.1%)
Midea Group Co. Ltd., Class A	682,846	6,983

Independent Power & Renewable Electricity Producers (2.9%)
China Yangtze Power Co. Ltd., Class A	2,180,414	8,350
SDIC Power Holdings Co. Ltd., Class A	665,700	1,222
		9,572
Insurance (2.5%)
People’s Insurance Co. Group of China Ltd., Class A	1,618,700	1,776
Ping An Insurance Group Co. of China Ltd., Class A	846,419	6,570
		8,346
Life Sciences Tools & Services (1.1%)
WuXi AppTec Co. Ltd., Class A	221,000	3,499

Machinery (10.5%)
CRRC Corp. Ltd., Class A	3,640,300	3,826
Hangcha Group Co. Ltd., Class A	786,519	3,182

Morgan Stanley China A Share Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
Han’s Laser Technology Industry Group Co. Ltd., Class A	502,300	$2,882
Huaming Power Equipment Co. Ltd., Class A	566,800	1,580
Jiangsu Hengli Hydraulic Co. Ltd., Class A	223,900	3,022
Sany Heavy Industry Co. Ltd., Class A	1,290,153	4,219
Shenzhen Inovance Technology Co. Ltd., Class A	520,700	6,152
Weichai Power Co. Ltd., Class A	1,629,000	3,216
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	934,500	6,377
		34,456
Media (0.5%)
Focus Media Information Technology Co. Ltd., Class A	1,349,500	1,532

Metals & Mining (3.6%)
Zijin Mining Group Co. Ltd., Class A	2,855,500	11,815

Oil, Gas & Consumable Fuels (2.0%)
China Shenhua Energy Co. Ltd., Class A	713,748	3,864
PetroChina Co. Ltd., Class A	2,477,400	2,804
		6,668
Passenger Airlines (0.6%)
Spring Airlines Co. Ltd., Class A	272,000	2,045

Pharmaceuticals (3.7%)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	756,400	7,608
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	864,000	4,469
		12,077
Semiconductors & Semiconductor Equipment (15.7%)
Advanced Micro-Fabrication Equipment, Inc. China, Class A	256,507	10,815
Cambricon Technologies Corp. Ltd., Class A (a)	23,963	4,483
Hua Hong Semiconductor Ltd., Class A (a)	482,375	7,787
Hygon Information Technology Co. Ltd., Class A	97,084	3,466
JCET Group Co. Ltd., Class A	708,700	4,401
Montage Technology Co. Ltd., Class A	437,517	9,551
NAURA Technology Group Co. Ltd., Class A	164,025	10,451
TongFu Microelectronics Co. Ltd., Class A	147,100	831
		51,785
Software (0.5%)
Beijing Kingsoft Office Software, Inc., Class A	36,866	1,645

Tech Hardware, Storage & Peripherals (1.2%)
Huaqin Technology Co. Ltd., Class A	57,200	851
IEIT Systems Co. Ltd., Class A	294,394	3,092
		3,943
Transportation Infrastructure (0.8%)
Guangdong Provincial Expressway Development Co. Ltd., Class A	1,720,600	2,633
TOTAL COMMON STOCKS (Cost $254,798)		323,305

SHORT-TERM INVESTMENT (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (b) (Cost $956)	955,849	956
TOTAL INVESTMENTS (98.4%) (Cost $255,754) (c)(d)(e)		324,261
OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		5,292
NET ASSETS (100.0%)		$329,553

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $323,305,000 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,127,000 and the aggregate gross unrealized depreciation is approximately $4,620,000, resulting in net unrealized appreciation of approximately $68,507,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.7%
Semiconductors & Semiconductor Equipment	16.0
Machinery	10.6
Banks	9.3
Capital Markets	9.1
Electrical Equipment	8.2
Electronic Equipment, Instruments & Components	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley China A Share Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser and Morgan Stanley Investment Management Company (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley China A Share Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley China A Share Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Assets:
Common Stocks
Air Freight & Logistics	$—	$1,185	$—	$1,185
Automobile Components	—	15,695	—	15,695
Automobiles	—	2,412	—	2,412
Banks	—	30,256	—	30,256
Beverages	—	13,156	—	13,156
Biotechnology	—	7,351	—	7,351
Capital Markets	—	29,379	—	29,379
Chemicals	—	1,469	—	1,469
Communications Equipment	—	8,718	—	8,718
Construction & Engineering	—	1,240	—	1,240
Construction Materials	—	3,774	—	3,774
Electrical Equipment	—	26,729	—	26,729
Electronic Equipment, Instruments & Components	—	19,810	—	19,810
Food Products	—	2,552	—	2,552
Gas Utilities	—	2,580	—	2,580
Household Durables	—	6,983	—	6,983
Independent Power & Renewable Electricity Producers	—	9,572	—	9,572
Insurance	—	8,346	—	8,346
Life Sciences Tools & Services	—	3,499	—	3,499
Machinery	—	34,456	—	34,456
Media	—	1,532	—	1,532
Metals & Mining	—	11,815	—	11,815
Oil, Gas & Consumable Fuels	—	6,668	—	6,668
Passenger Airlines	—	2,045	—	2,045
Pharmaceuticals	—	12,077	—	12,077
Semiconductors & Semiconductor Equipment	—	51,785	—	51,785
Software	—	1,645	—	1,645
Tech Hardware, Storage & Peripherals	—	3,943	—	3,943
Transportation Infrastructure	—	2,633	—	2,633
Total Common Stocks	—	323,305	—	323,305
Short-Term Investment
Investment Company	956	—	—	956
Total Assets	$956	$323,305	$—	$324,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.